Corporate Information and Nature of Operations	12 Months Ended
Apr. 30, 2026
Nature and continuance of operations [Abstract]
Corporate Information and Nature of Operations [Text Block]

1. Corporate Information and Nature of Operations

The Company was incorporated on September 26, 2017, under the Business Corporations Act (British Columbia) under the name Vizsla Capital Corp. On March 8, 2018, the Company changed its name to Vizsla Resources Corp. On February 5, 2021, the Company changed its name to Vizsla Silver Corp. (the "Company", "Vizsla Silver"). On January 21, 2022, Vizsla Silver Corp. was listed on the NYSE American and commenced trading under the symbol "VZLA". Effective November 7, 2024, the common shares of the Company were uplisted to the TSX under the symbol VZLA. The Company's principal business activity is the exploration of mineral properties. The Company currently conducts substantially all its operations in Canada and Mexico in one reportable segment.

The head office and principal address of the Company is 595 Burrard Street, Suite 1723 Vancouver, BC V7X 1J1.

These consolidated financial statements have been prepared using accounting principles applicable to a going concern which assumes the Company will continue in operation for the foreseeable future and will be able to realize its assets and discharge its liabilities in the normal course of business.